CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash	$ 28,200	$ 106,745
Restricted cash (Note 4)	55,394	25,860
Short-term investments	826	821
Accounts and other receivables (Note 5)	64,859	37,153
Biological assets (Note 6)	17,931	15,173
Inventories (Note 7)	106,023	67,351
Prepaid expenses and deposits	11,664	9,116
Current assets	284,897	262,219
Property, plant and equipment (Note 8)	122,977	96,231
Intangible assets (Note 9)	48,511	8,092
Goodwill (Note 10)	52,524	0
Deferred charges and deposits	3,754	591
Other financial assets (Note 11)	49,548	40,727
ASSETS	562,211	407,860
Current liabilities
Accounts payable and accrued liabilities	89,247	47,097
Other liabilities (Note 15)	8,080	1,086
Derivative liabilities (Note 12)	28,832	5,139
Current liabilities	126,159	53,322
Derivative liabilities (Note 12)	5,506	14,110
Preferred shares (Note 13 and 14)	68,653	31,070
Other long-term liabilities (Note 15)	12,763	3,369
LIABILITIES	213,081	101,871
SHAREHOLDERS' EQUITY
Share capital (Note 14)	919,908	852,891
Equity reserves (Note 14)	37,346	37,129
Accumulated other comprehensive income (loss) (Note 11)	603	(63)
Accumulated deficit	(608,727)	(583,968)
SHAREHOLDERS' EQUITY	349,130	305,989
Total equity and liabilities	$ 562,211	$ 407,860